Discontinued Operations - Schedule of Discontinued Operations in Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Discontinued Operations in Consolidated Statements of Operations [Line Items]
Selling, general, and administrative expenses		$ 780
Loss on sale of subsidiary		316,343	$ (316,343)
Loss from discontinued operations, net of tax		$ 317,123	317,123	104,595
Selling, general, and administrative expenses [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations [Line Items]
Selling, general, and administrative expenses			780	104,595
Loss on sale of subsidiary			316,343
Loss from discontinued operations, net of tax			$ 317,123	$ 104,595